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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2007

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:            North Star Trust Company

Address:         500 West Madison, Suite 3150
                 Chicago IL 60661

Form 13F File Number: N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey O. Himstreet
Title:     Vice President, General Counsel
Phone:     414-287-7016

Signature, Place, and Date of Signing:

  /s/Jeffrey O. Himstreet         Milwaukee, WI       8/10/07
___________________________    __________________   ___________

      [Signature]                 [City, State]       [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting
      manager are reported in this report.)

[X]   13F NOTICE.  (Check here if no holdings reported are in
this report,
      and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for
      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                    Name
      ____________________       ________________________________

            28-272               Marshall & Ilsley Corporation